Impaired Loans Where Bank is Probable that it will not Collect all Amounts due According to Original Contractual Terms of Loans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	₨ 108,717.3		₨ 82,979.7	$ 1,669.8
Unpaid principal balance	108,717.3		82,979.7	1,669.8
Related specific allowance	62,600.5		45,730.1	961.5
Average recorded investments	95,848.8	$ 1,472.1	67,981.4
Finance receivable on non-accrual status	108,717.3		82,979.7	$ 1,669.8
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	8,634.5		6,105.6
Unpaid principal balance	8,634.5		6,105.6
Related specific allowance	3,682.2		2,792.9
Average recorded investments	7,370.1		5,300.1
Finance receivable on non-accrual status	8,634.5		6,105.6
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	10,150.9		6,467.4
Unpaid principal balance	10,150.9		6,467.4
Related specific allowance	6,182.6		4,040.0
Average recorded investments	8,309.2		5,454.5
Finance receivable on non-accrual status	10,150.9		6,467.4
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	25,547.2		21,060.1
Unpaid principal balance	25,547.2		21,060.1
Related specific allowance	18,709.4		15,278.4
Average recorded investments	23,303.7		18,273.1
Finance receivable on non-accrual status	25,547.2		21,060.1
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	6,968.1		6,086.6
Unpaid principal balance	6,968.1		6,086.6
Related specific allowance	4,806.1		4,398.5
Average recorded investments	6,527.4		5,618.7
Finance receivable on non-accrual status	6,968.1		6,086.6
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	1,899.5		1,678.2
Unpaid principal balance	1,899.5		1,678.2
Related specific allowance	974.4		739.3
Average recorded investments	1,788.9		1,373.4
Finance receivable on non-accrual status	1,899.5		1,678.2
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	22,704.3		11,306.1
Unpaid principal balance	22,704.3		11,306.1
Related specific allowance	12,922.8		6,767.5
Average recorded investments	17,005.2		9,043.9
Finance receivable on non-accrual status	22,704.3		11,306.1
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	32,812.8		30,275.7
Unpaid principal balance	32,812.8		30,275.7
Related specific allowance	15,323.0		11,713.5
Average recorded investments	31,544.3		22,917.7
Finance receivable on non-accrual status	₨ 32,812.8		₨ 30,275.7